John H. Lively
The Law Offices of John H. Lively & Associates, Inc .
A member firm of The 1940 Act Law Group
2041 West 141st Terrace, Suite 119
Leawood, KS  66224
Phone: 913.660.0778   Fax: 913.660.9157
 john.lively@1940actlawgroup.com

June 14, 2011

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 2054

RE:  The Registration Statement filed on Form N-1A under the Investment Company Act of 1940, as amended (the “1940 Act”) and Securities Act of 1933, as amended (the “Securities Act”) of Valued Advisers Trust (the “Trust”)(File Nos. 333-151672 and 811-22208)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, please find Post-effective Amendment No. 38 to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 39 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) (collectively, the “Amendment”) pertaining to the Angel Oak Multi-Strategy Income Fund (the “Fund”).

The Amendment is being filed pursuant to Rule 485(a) for the purpose of adding repurchase agreement and reverse repurchase agreement language to the Fund’s principal investment strategy and the corresponding risk disclosure.  Please be advised that all previous comments provided by the Staff have been resolved.  We request a limited purpose review of this 485(a) filing as, other than the changes noted above, the filing is the same as the version of the prospectus and SAI contained in the 485(b) filing with the SEC on June 1, 2011.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

Sincerely,

/s/  John H. Lively

John H. Lively